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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 09-30-09

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

527 Madison Avenue, 19th Fl.             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  10/12/2009
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $758043
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM                           COM              885535104      150    28644 SH       Sole                    28644
3M                             COM              88579Y101     2096    28396 SH       Sole                    28396
AMGEN                          COM              031162100      500     8300 SH       Sole                     8300
APPLE COMPUTER                 COM              037833100      556     3000 SH       Sole                     3000
ATS CORP                       COM              00211E104       51    32040 SH       Sole                    32040
AUTOMATIC DATA PROCESSING      COM              053015103    47052  1197250 SH       Sole                  1197250
BAKER HUGHES                   COM              057224107      910    21341 SH       Sole                    21341
BERKSHIRE HATHAWAY CL A        COM              084670108     1717       17 SH       Sole                       17
C H ROBINSON WORLDWIDE         COM              12541W209    63793  1104642 SH       Sole                  1104642
CISCO SYS                      COM              17275R102      415    17622 SH       Sole                    17622
CME GROUP                      COM              12572Q105    61020   197996 SH       Sole                   197996
COCA COLA                      COM              191216100     4656    86698 SH       Sole                    86698
DANAHER                        COM              235851102     1805    26810 SH       Sole                    26810
DISNEY WALT                    COM              254687106      219     7970 SH       Sole                     7970
DONALDSON                      COM              257651109    33763   974962 SH       Sole                   974962
ENCANA                         COM              292505104    48961   849863 SH       Sole                   849863
EXPRESS SCRIPTS                COM              302182100    84009  1082874 SH       Sole                  1082874
EXXON MOBIL                    COM              30231G102    41740   608367 SH       Sole                   608367
FLOWERS FOODS                  COM              343498101      204     7776 SH       Sole                     7776
GENERAL ELECTRIC               COM              369604103      795    48424 SH       Sole                    48424
GILEAD SCIENCES                COM              375558103     1976    42500 SH       Sole                    42500
GLOBAL PAYMENTS INC            COM              37940X102    30465   652347 SH       Sole                   652347
HUBBELL CLASS B                COM              443510201      388     9242 SH       Sole                     9242
IDEXX LABS                     COM              45168d104    18929   378580 SH       Sole                   378580
INTEL                          COM              458140100    16739   855337 SH       Sole                   855337
INTL BUSINESS MACHINES         COM              459200101     1382    11555 SH       Sole                    11555
JOHNSON & JOHNSON              COM              478160104     7441   122196 SH       Sole                   122196
LEUCADIA NATIONAL              COM              527288104      718    29060 SH       Sole                    29060
MAXIM INTERGRATED PRODS        COM              57772K101      540    29790 SH       Sole                    29790
MERCK & CO                     COM              589331107     8617   272417 SH       Sole                   272417
METTLER - TOLEDO INTL          COM              592688105    30888   340960 SH       Sole                   340960
MSCI INC-A                     COM              55354G100    27640   933169 SH       Sole                   933169
NCT GROUP INC                  COM              62888Q109        0    20000 SH       Sole                    20000
PATTERSON COMPANIES            COM              703395103    21005   770830 SH       Sole                   770830
PEPSICO                        COM              713448108    42082   717391 SH       Sole                   717391
PFIZER                         COM              717081103      784    47400 SH       Sole                    47400
PROCTER & GAMBLE               COM              742718109     1621    27995 SH       Sole                    27995
SCHLUMBERGER LTD               COM              806857108      488     8190 SH       Sole                     8190
SGS SA                         COM              482477007     5411     4025 SH       Sole                     4025
STATE STREET                   COM              857477103     3430    65200 SH       Sole                    65200
STRYKER                        COM              863667101    21888   481800 SH       Sole                   481800
VARIAN MEDICAL SYSTEMS         COM              92220P105    41334   981099 SH       Sole                   981099
WAL MART STORES                COM              931142103      231     4700 SH       Sole                     4700
WESTERN UNION                  COM              959802109    42693  2256502 SH       Sole                  2256502
WHITING PETE                   COM              966387102      533     9250 SH       Sole                     9250
XILINX                         COM              983919101     1827    78008 SH       Sole                    78008
SSGA CASH MGMT EURO FD GLBL SH                  034113902      396 271225.880SH      Sole               271225.880
BP PLC ADR                     ADR              055622104      226     4246 SH       Sole                     4246
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      317     5542 SH       Sole                     5542
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204      866    17725 SH       Sole                    17725
SCHLUMBERGER LTD COM           ADR              806857108      356     5975 SH       Sole                     5975
SGS SA ADR                     ADR              818800104    32237  2397886 SH       Sole                  2397886
PUT ON ECA  1/16/2010 @ 50.00                   2925058MJ      182    55000 SH       Sole                    55000
REPORT SUMMARY                 53 DATA RECORDS              758043            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


